OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2025
Other Liabilities, Current [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 8:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2025	2024

Accrued payroll including amounts due to government authorities	2,240	1,340
Provision for vacation and other employee benefits	2,092	2,088
Accrued expenses	1,042	694
Other liabilities	1,191	1,014

	6,565	5,136